Loans Payable (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Loans Payable
Loans payable consists of the following as of December 31:	2015	2014
Short-term loan – (a) below	$15,000	$-
Short-term loan – related party – (a) below	130,000	-
	145,000	-
Senior Secured Revolving Note – (b) below (Note 15)	844,040	-
Less: unamortized debt issuance costs	(233,269)	-
Net carrying value	610,771	-
	$755,771	$-